Public Offering Warrants	12 Months Ended
Jun. 30, 2018
Public Offering Warrants [Abstract]
PUBLIC OFFERING WARRANTS

NOTE 18 – PUBLIC OFFERING WARRANTS

In connection with the closing of the Initial Public Offering (“IPO”) on May 24, 2018, the Company issued the following warrants to the placement agents for the offering.

On May 24, 2018, CLPS completed a private placement of 93,030 warrants to Gear Capital Partners Limited (“Gear Ltd.”), acting as counsel of CLPS. Each warrant entitles Gear Ltd. to purchase shares at $4.20 per share. The warrants carry a term of five years expiring on May 22, 2023 and shall not be exercisable for a period of 180 days from May 23, 2018.

On May 24, 2018, CLPS completed a private placement of 107,000 warrants to Ascent Investor Relations LLC. (“Ascent”), acting as investor relations consultant of CLPS. Each warrant entitles Ascent to purchase shares at $4.20 per share. The warrants carry a term of five years expiring on May 22, 2023 and shall not be exercisable for a period of 180 days from May 23, 2018.

On May 29, 2018, CLPS completed a private placement of 83,162 warrants to Jay Linde, Cuttone & Co., LLC, THE BENCHMARK COMPANY, LLC, and Alberleen Group LLC, (together, “Holders”), acting as underwriters of CLPS. Each warrant entitles Holders to purchase shares at $6.30 per share. The warrants carry a term of five years expiring on May 22, 2023 and shall not be exercisable for a period of 180 days from May 23, 2018.

The Company uses the Black-Scholes option pricing model to estimate the fair value of warrants.

The assumptions used to value the Company’s warrant grants were as follows:

For the years ended June 30, 2018
Warrants	283,192
Expected term (in years)	2.75
Expected volatility	49.39%
Risk-free interest rate	2.11%

Expected term represents the weighted average period of time that share-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. Expected volatilities are based on historical volatilities of the similar public company’s ordinary shares over the respective expected term of the share-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the share-based awards.

The following table sets forth the summary of warrants activities:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding as of July 1, 2017	-
Granted	83,162	$6.3	4.9 years
Granted	200,030	$4.2	4.9 years
Exercised	-
Forfeited or expired	-
Outstanding as of June 30, 2018	283,192
Exercisable as of June 30, 2018	-
Vested as of June 30, 2018	283,192

The aggregated fair value of the Public Offering Warrants on May 24, 2018 was $612,223. As of June 30, 2018, 283,192 shares of warrants were issued and outstanding. No warrants were exercised during the fiscal year 2018 and through the date of this filing.